Note 11 - Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2021
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
		Fair Value Measurement as of December 31, 2020
	Balance Sheet Location	Total,	(Level 1)	(Level 2)	(Level 3)
Liabilities
Interest rate swap contract, current portion	Derivative, current liability portion	$203,553	-	$203,553	-
Interest rate swap contract, long-term portion	Derivative, long-term liability portion	$362,195	-	$362,195	-

		Fair Value Measurement as of June 30, 2021
	Balance Sheet Location	Total,	(Level 1)	(Level 2)	(Level 3)
Assets
Interest rate swap contract, long-term portion	Derivative, non-current asset portion	$230,640		$230,640
Liabilities
Interest rate swap contract, current portion	Derivative, current liability portion	$322,741	-	$322,741	-

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivative not designated as hedging instrument	Location of loss recognized	Six Months Ended June 30, 2020	Six Months Ended June 30, 2021
Interest rate swap contract– Unrealized (loss) / gain	(Loss) / gain on derivative, net	(468,146)	473,647
Interest rate swap contract - Realized loss	(Loss) / gain on derivative, net	-	(85,502)
Total (loss) / gain on derivative		(468,146)	388,145